INCOME TAXES (Details 2) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Aug. 31, 2011	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Earnings / (loss) before income taxes		$ 8,756	54,546	(137,666)	124,904
PRC statutory tax rate	34.00%	25.00%	25.00%	25.00%	25.00%
Computed "expected" income tax expense / (benefit)		2,189	13,637	(34,417)	31,226
Effect of PRC preferential income tax rate		0	0	(471)	(2,123)
Effect of PRC tax holiday			(29,113)	(33,947)	(26,511)
PRC R&D bonus deduction		0	0	(1,617)	0
Tax rate differential for U.S and Hong Kong entities		(116)	(726)	13,375	(599)
Entities of other foreign jurisdictions not subject to income tax		27	171	112	68
Change in valuation allowance		629	3,921	(1,544)	5,982
Non-taxable items:
Interest income		(10)	(61)	(63)	(12)
Foreign exchange gain		(73)	(455)	(56)	(112)
Adjustment of consideration payable, net of disposal / impairment of respective intangible assets for Long Rise (note 7(c))		0	0	0	(8,939)
Other non-taxable income		(80)	(502)	0	0
Non-deductible items:
Impairment loss of goodwill		0	0	43,146	3,535
Provision for inventory write-down		0	0	0	2,112
Allowance for doubtful accounts		0	0	384	0
Share-based compensation		2,646	16,486	16,679	7,144
Professional fees		0	0	2,462	0
Foreign exchange loss		133	827	0	0
Other non-deductible items		80	499	595	63
Deemed income for income tax purposes		185	1,155	6,915	15
Income tax expense		$ 937	5,839	11,553	11,849